Share Capital - Warrants (Details) - $ / shares	Jun. 10, 2024	Nov. 30, 2023	Dec. 31, 2024	Sep. 30, 2023	Jun. 30, 2023
Share Capital
Warrants outstanding			0		3,462,502
Weighted average exercise price				$ 1.74
Exercise Price of $8.67
Share Capital
Issued (in shares)		336,877
Warrants exercise price		$ 8.67
Exercise Price of $0.99
Share Capital
Issued (in shares)	3,125,625
Warrants exercise price	$ 0.99